Accounts Receivable, Net (Details) - Schedule of the company’s accounts receivable and subsequent collection	12 Months Ended
Sep. 30, 2022 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 15,975,717
Subsequent collection	$ 10,918,976
Percentage of subsequent collection	68.30%
Balance	$ (791,827)
Subsequent collection
Percentage of subsequent collection
Balance	$ 15,183,890
Subsequent collection	$ 10,918,976
Percentage of subsequent collection	71.90%
Less than 3 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 6,673,685
Subsequent collection	$ 4,135,508
Percentage of subsequent collection	62.00%
From 4 to 6 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 6,970,635
Subsequent collection	$ 5,360,236
Percentage of subsequent collection	76.90%
From 7 to 9 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 1,554,318
Subsequent collection	$ 1,089,957
Percentage of subsequent collection	70.10%
From 10 to 12 months [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 285,871
Subsequent collection	$ 180,564
Percentage of subsequent collection	63.20%
Over 1 year [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 491,208
Subsequent collection	$ 152,711
Percentage of subsequent collection	31.10%